KPMG LLP 633 West 5th Street Suite 4700 Los Angeles, CA 90071

Independent Accountants’ Agreed-Upon Procedures Report

VW Credit, Inc. (the “Company”)

Mizuho Securities USA LLC

RBC Capital Markets, LLC

U.S. Bancorp Investments, Inc.

Wells Fargo Securities, LLC

(collectively, the “Specified Parties”)

Re: Volkswagen Auto Lease Trust 2026-B – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “VALT2026-B Data Tape_Upsize Pool (1B Debt) - Extended_To KPMG.xlsx” provided by the Company on August 13, 2026, containing information on 35,178 retail automobile leases and the related leased vehicles (the “Auto Leases”) as of July 31, 2026 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Volkswagen Auto Lease Trust 2026-B. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, mileage allowances, and dates were within $1.00, 0.1%, 10 miles, and 10 days, respectively.

•	The term “Sample Selection File” means an electronic data file entitled “Base Pool AcctNums for AUP Selection.xlsx” provided by the Company on August 11, 2026, containing information on 26,406 leases, which we were informed are intended to be included as collateral in the offering by Volkswagen Auto Lease Trust 2026-B.

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Lease Contract” means motor vehicle lease agreement, closed end motor vehicle lease, lease agreement assumption request form, and/or other related documents.

•	The term “Title Document” means certificate of title, confirmation of security interest (lien), confirmation of lien perfection, lien entry, notice of record, registration statement, motor vehicle division statement, notice of liens, application for title, electronic title document, and/or other related documents which the Company informed us are acceptable forms of title.

•	The term “Odometer Disclosure Statement” means a document disclosing the mileage of a vehicle upon transfer of ownership.

•	The term “Insurance Agreement” means an insurance identification card, agreement to provide insurance, letter of coverage, insurance coverage acknowledgment, financial responsibility identification card, insurance policy, insurance coverage statement, and/or other related documents.

•	The term “Company’s Asset System Screenshots” means screenshots of customer records (including, but not limited to, credit scores and credit approval decisions) that the Company informed us were extracted from its FISERV asset origination and monitoring system.

•	The term “Accounting Universe Schedules” means electronic data files containing information on the Auto Leases’ manufacturer’s suggested retail price (“MSRP”) and delinquency history.

•	The term “Model Mapping Schedule” means an electronic data file entitled “Model Mapping_VALT26-B.xlsx” provided by the Company on August 20, 2026, containing alternate model names found in the Lease Contract which may be considered equivalent to the corresponding VEHICLESHORTMODEL attribute contained in the Data File.

•	The term “Source Documents” means the following information provided by the Company:

–	Lease Contract

–	Title Document

–	Odometer Disclosure Statement

–	Insurance Agreement

–	Company’s Asset System Screenshots

–	Accounting Universe Schedules

–	Model Mapping Schedule

The Source Documents were represented by the Company to be either electronic copies of the original Source Documents, and/or electronic representations of the records contained within the Company’s systems. We make no representation regarding the validity, enforceability, authenticity, or accuracy of the information in the documents, or the documents themselves, or the execution of the Lease Contract by the borrower(s).

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

2

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 125 Auto Leases, using a random sampling tool, from the Sample Selection File (the “Sample Leases”). A listing of the Sample Leases is attached hereto as Exhibit B. For the purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Auto Leases we were instructed to randomly select from the Sample Selection File.

B.	For each Sample Lease, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents foreach of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Provided Information

VIN	Lease Contract, Instructions

EFFECTIVEDATE	Lease Contract

FINANCEDAMT	Lease Contract

ORIGTERM	Lease Contract

MOPMT	Lease Contract, Company’s Asset System Screenshots

VEHICLEMAKE	Lease Contract, Instructions

VEHICLEYR	Lease Contract

FIRST_PMT_DUE_DT	Lease Contract, Company’s Asset System Screenshots

VEHICLESHORTMODEL	Lease Contract, Title Document, Model Mapping Schedule, Instructions

GARAGINGSTATE	Lease Contract, Company’s Asset System Screenshots

NEWUSEDIND	Lease Contract, Company’s Asset System Screenshots, Odometer Disclosure Statement, Instructions

MATURITYDATE	Instructions

AUTOAPPROVAL	Company’s Asset System Screenshots

FICO	Company’s Asset System Screenshots

COOBLIGOR	Lease Contract

3

Attribute	Provided Information

CURR_REMTERM	Instructions

MSRP	Accounting Universe Schedules

DAYSDELINQ	Accounting Universe Schedules

CONTRACTRESIDUAL	Lease Contract

ALLOWANCESMILES	Lease Contract

We found such information to be in agreement except as listed in Exhibit C.

C.	For each Sample Lease, we observed the presence of the following in the Source Documents:

1.	An electronic copy of the Title Document listing the Company or its subsidiaries (e.g., “Volkswagen Credit Leasing Ltd,” “VW Credit Leasing Limited,” “VW Credit Leasing Ltd,” “VW Credit Lsg Ltd,” “VW Credit Leasing,” “VW Credit LSG,” “VW Credit Leasing LTD LSR,” “VW Credit Leasing LTD Lessor,” “VW Credit Inc Lessor,” “VW Credit Inc” “Audi Financial Services” or “Audi Financial”) as the security interest holder of the vehicle. For purposes of this procedure, we were instructed by the Company to ignore differences due to punctuation. We did not perform any procedures to determine if the Title Document complied with the Company’s guidelines for preparation and we make no representation regarding the validity or enforceability of the security interest;

2.	An electronic copy of insurance policy information contained within the Lease Contract or Insurance Agreement;

3.	An electronic copy of a signed Lease Contract. We make no representation regarding the authenticity of the signature; and,

4.	Two buyer names in the co-buyer section for each Sample Lease with a COOBLIGOR value of “Y.”

We found such information to be present without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Auto Leases, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

4

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Auto Leases to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Auto Leases being securitized, (iii) the compliance of the originator of the Auto Leases with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Auto Leases that would be material to the likelihood that the issuer of the asset-backed notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Los Angeles, California

September 3, 2026

5

Exhibit A – Instructions

Number	Attribute	Instructions
1.	VEHICLEMAKE	For Sample Leases for which the Data File value is “Volkswagen,” consider the Vehicle Make to be in agreement if the Provided Information value is “VW.”
2.	VEHICLESHORTMODEL	Compare the Data File value to the Provided Information value excluding trim or engine type
3.	NEWUSEDIND

Consider the NEWUSEDIND to be “U” if the mileage in the Provided Information is equal to or great than 10,000 miles.

Consider the NEWUSEDIND to be “N” if the mileage in the Provided Information is less than 10,000 miles.

4.	MATURITYDATE	Recompute as the date equal to: a. FIRST_PMT_DUE_DT plus b. ORIGTERM number of months
5.	CURR_REMTERM

Recompute as the number of months between:

a. MATURITYDATE and July 31, 2026

less

b. two (2) months if the MATURITYDATE day value is equal to 30

or

one (1) month if the MATURITYDATE day value is not equal to 30

Exhibit B – The Sample Leases

Sample Lease ID	Company Account ID1	Sample Lease ID	Company Account ID1	Sample Lease ID	Company Account ID1	Sample Lease ID	Company Account ID1
1	2026228918	32	2026230498	63	2026206395	94	2026250859
2	2026276467	33	2026205584	64	2026243490	95	2026204448
3	2026250028	34	2026231357	65	2026235998	96	2026209789
4	2026260300	35	2026271730	66	2026244085	97	2026272741
5	2026262551	36	2026278926	67	2026224078	98	2026249075
6	2026269068	37	2026217605	68	2026255428	99	2026286733
7	2026216138	38	2026239347	69	2026201096	100	2026243395
8	2026292570	39	2026202479	70	2026236837	101	2026280942
9	2026227413	40	2026242537	71	2026210748	102	2026298397
10	2026239425	41	2026223251	72	2026253432	103	2026284119
11	2026271733	42	2026227519	73	2026209908	104	2026269322
12	2026275234	43	2026222191	74	2026243510	105	2026291106
13	2026259868	44	2026240712	75	2026262591	106	2026283926
14	2026254812	45	2026243691	76	2026297167	107	2026213148
15	2026213758	46	2026296258	77	2026247848	108	2026242025
16	2026254407	47	2026217729	78	2026270554	109	2026202627
17	2026277704	48	2026273476	79	2026251744	110	2026238551
18	2026272928	49	2026229379	80	2026265300	111	2026229702
19	2026249038	50	2026283193	81	2026228528	112	2026293312
20	2026245779	51	2026211007	82	2026217614	113	2026289267
21	2026273352	52	2026291790	83	2026216478	114	2026216723
22	2026212840	53	2026288203	84	2026292045	115	2026212081
23	2026276640	54	2026266217	85	2026280350	116	2026273638
24	2026221207	55	2026294563	86	2026220157	117	2026250113
25	2026284524	56	2026232596	87	2026286382	118	2026271622
26	2026220019	57	2026258330	88	2026277708	119	2026241496
27	2026221055	58	2026294800	89	2026222021	120	2026247406
28	2026207049	59	2026276118	90	2026273466	121	2026220633
29	2026222296	60	2026239834	91	2026243064	122	2026243039
30	2026219604	61	2026230708	92	2026233962	123	2026266532
31	2026230161	62	2026220736	93	2026244231	124	2026207108
						125	2026239818

1 The Company has assigned a unique ten-digit account ID to each Auto Lease in the Data File. The Company’s ID referred to in this Exhibit are not the actual account ID.

Exhibit C – Exceptions

Selected Account ID	Company Account ID [1]	Attribute	Per Data File	Per Provided Information
125	2026239818	FIRST_PMT_DUE_DT	3/31/2026	4/3/2026
125	2026239818	MATURITYDATE	6/30/2029	7/3/2029
125	2026239818	CURR_REMTERM	33	34

1 The Company has assigned a unique ten-digit account ID number to each Auto Lease in the Data File. The Company Account ID referred to in this Exhibit is not the actual account number.